Leases	12 Months Ended
Dec. 31, 2015
LEASES [Abstract]
Leases
NOTE 16: LEASES
Chartered-out:
As of December 31, 2015, the future minimum revenue (charter-out rates are presented net of commissions, where applicable, and assume no off-hire days) expected to be earned on non-cancelable time charters, COA's with minimum guaranteed volumes and contracts with minimum guaranteed throughput in the Company's ports were as follows:

Amount
2016	$ 148,102
2017	57,771
2018	23,235
2019	22,515
2020	11,088

Total minimum revenue, net of commissions	$ 262,711

Revenues from time charters are not generally received when a vessel is off-hire, including time required for scheduled maintenance of the vessel.

Chartered-in:
As of December 31, 2015, the Company's future minimum commitments, net of any commissions, under chartered-in vessels amounted to $696 until August 2016.

For the year ended December 31, 2015, charter hire expense for chartered-in pushboats and barges amounted to $1,307 ($2,468 in 2014 and $1,286 in 2013).
Office space:
The future minimum commitments under lease obligations for office space were as follows:

Amount
2016	$ 960
2017	595
2018	245
2019	104
2020	90

Total	$ 1,994

Rent expense for office space amounted to $716 for the year ended December 31, 2015 ($700 in 2014 and $360 in 2013).